Significant accounting policies: (Details 2) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Office and other equipment
Depreciation, depletion and amortization										$ 7,485,162	$ 3,440,043	$ 4,410,420	$ 11,962,542	$ 9,508,063
Full cost method of accounting for oil and gas properties
Discount rate (as a percent)	10.00%	10.00%								10.00%		10.00%
Impairment charge	0		0							0	0	0	0	0
Gain or loss on sales of proved and unproved properties												0
Depletion of producing oil and gas properties												3,244,887	6,086,383	3,703,185
Oil and gas revenues
Maximum period for collection of revenues (in days)												60 days
Minimum period for settlement of accounts receivable (in days)												30 days
Maximum period for settlement of accounts receivable (in days)												60 days
Decrease in differences between sales and production volumes from previous fiscal year (as a percent)												49.00%
Increase in differences between sales and production volumes from previous fiscal year (as a percent)													13.00%
Earnings (loss) per common share
Dilutive securities outstanding (in shares)												0	0	0
Weighted average common shares outstanding (in shares)	77,505,908	77,360,908	77,265,047	77,215,908	77,215,908	77,215,908	77,193,930	76,815,908	76,815,908	77,479,184	77,232,049	77,263,381	77,009,351	76,048,925
Office and other equipment
Office and other equipment
Depreciation, depletion and amortization												$ 3,372	$ 4,146	$ 4,070
Office and other equipment | Minimum
Office and other equipment
Estimated useful life												5 years
Office and other equipment | Maximum
Office and other equipment
Estimated useful life												7 years